TYPE:	13F-HR
PERIOD 09/30/2009
FILER
   CIK	1166385
   CCC	mhxtav#6
SUBMISSION - CONTACT
   NAME	S. Buccafusco
   PHONE 908-598-0909

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tradition Capital Management, LLC
Address: 129 Summit Avenue
	 Summit, NJ 07901

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sharon Buccafusco, Associate Compliance Officer
Phone:   908-598-0909


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3720    50406 SH       Sole                    27015             23391
Abbott Laboratories            COM              002824100     7572   153072 SH       Sole                   100752             52320
Adobe Systems                  COM              00724F101      292     8825 SH       Sole                     2500              6325
Akamai Tech                    COM              00971T101     4136   210177 SH       Sole                   133642             76535
Amdocs Limited                 COM              G02602103     6952   258631 SH       Sole                   157716            100915
Annaly Capital Management      COM              035710409     7972   439460 SH       Sole                   278940            160520
Apache                         COM              037411105     5365    58422 SH       Sole                    33330             25092
Apple                          COM              037833100      302     1628 SH       Sole                     1628
Avery Dennison                 COM              053611109     1541    42783 SH       Sole                    22548             20235
BP PLC ADS                     COM              055622104     1423    26725 SH       Sole                    15414             11311
Barrick Gold Corp.             COM              067901108      311     8204 SH       Sole                     5354              2850
Becton Dickinson               COM              075887109     8803   126202 SH       Sole                    77022             49180
Berkshire Hathaway Class A     COM              084670108      202        2 SH       Sole                                          2
Berkshire Hathaway Class B     COM              084670207      462      139 SH       Sole                       41                98
Chevron                        COM              166764100      846    12006 SH       Sole                     6261              5745
Chubb Corp                     COM              171232101     4375    86793 SH       Sole                    51483             35310
Coca-Cola Company              COM              191216100     6571   122370 SH       Sole                    75980             46390
Colgate-Palmolive              COM              194162103      625     8200 SH       Sole                     2600              5600
ConocoPhillips                 COM              20825C104     4704   104169 SH       Sole                    59996             44173
Devon Energy                   COM              25179M103     4826    71679 SH       Sole                    46379             25300
Diamond Offshore Drilling      COM              25271C102     3060    32034 SH       Sole                    18824             13210
Digital Creative Dev CP        COM              25384B108        0    10000 SH       Sole                                      10000
E.I. DuPont de Nemour          COM              263534109      179     5582 SH       Sole                     1152              4430
Ecolab                         COM              278865100      329     7125 SH       Sole                     1650              5475
Emerson Electric               COM              291011104      326     8123 SH       Sole                     4683              3440
Endurance Specialty Holdings   COM              G30397106     5429   148855 SH       Sole                    95245             53610
Exxon Mobil                    COM              30231G102     3127    45571 SH       Sole                    20526             25045
Foster Wheeler AG              COM              H27178104     6427   201411 SH       Sole                   123601             77810
General Electric               COM              369604103      558    33985 SH       Sole                    12851             21134
Google Inc.                    COM              38259P508     3927     7919 SH       Sole                     4972              2947
Hain Celestial                 COM              405217100     5189   270689 SH       Sole                   171319             99370
Hansen Natural                 COM              411310105     4005   109007 SH       Sole                    73432             35575
IBM Corp                       COM              459200101      416     3474 SH       Sole                     1334              2140
Illinois Tool Works            COM              452308109      294     6891 SH       Sole                     6891
Interdigital Inc.              COM              45867G101     4858   209745 SH       Sole                   134020             75725
Inv 2x- 1x+ S&P500 DBAB Struct COM              2515A0WY5     1766  2325000 SH       Sole                   495000           1830000
Johnson & Johnson              COM              478160104     8848   145319 SH       Sole                    87214             58105
Kimberly-Clark                 COM              494368103     4514    76533 SH       Sole                    47983             28550
Marathon Oil Corp              COM              565849106     4362   136726 SH       Sole                    85869             50857
Microsoft                      COM              594918104    10341   402079 SH       Sole                   242304            159775
Nike Inc- Cl 'B'               COM              654106103     3121    48235 SH       Sole                    28224             20012
Noble Energy                   COM              655044105      211     3200 SH       Sole                     1600              1600
Nokia Corporation              COM              654902204     4626   316407 SH       Sole                   187557            128850
Novartis AG-ADR                COM              66987V109     5081   100854 SH       Sole                    60944             39910
NutriSystem                    COM              67069d108     2966   194360 SH       Sole                   123705             70655
Parker Hannifin                COM              701094104     2764    53318 SH       Sole                    31121             22197
PepsiCo                        COM              713448108     7290   124280 SH       Sole                    76965             47315
Pfizer                         COM              717081103       72     4330 SH       Sole                     4330
Portal Resources Ltd           COM              736114109        2    20000 SH       Sole                    20000
ProShares Short S&P500         COM              74347R503     8922   158560 SH       Sole                    85930             72630
Procter & Gamble               COM              742718109     5543    95700 SH       Sole                    61810             33890
Royal Dutch Shell PLC - ADR B  COM              780259107      268     4813 SH       Sole                     1438              3375
Rydex Inverse 2x S&P500 ETF    COM              78355W767     5801    88984 SH       Sole                    49649             39335
Sabine Royalty Trust           COM              785688102      366     9075 SH       Sole                     1375              7700
Sanofi-Aventis                 COM              80105N105     8386   226947 SH       Sole                   139372             87575
Schering-Plough                COM              806605101     6294   222780 SH       Sole                   127215             95565
Schlumberger Ltd.              COM              806857108      229     3846 SH       Sole                     2146              1700
Smithtown Bancorp              COM              832449102      156    13483 SH       Sole                     6585              6898
Terex Corp                     COM              880779103     2507   120946 SH       Sole                    72586             48360
Teva Pharmaceutical            COM              881624209     8420   166525 SH       Sole                    97300             69225
Transocean Ltd                 COM              H8817H100     7020    82078 SH       Sole                    50979             31099
UltraShort Russell 2000 ProSha COM              74347R834     3887   135487 SH       Sole                    76424             59063
UltraShort S&P500 ProShares    COM              74347R883     6732   166664 SH       Sole                    88274             78390
Unilever N.V.                  COM              904784709      468    16231 SH       Sole                     6947              9284
Unilever PLC ADR               COM              904767704     1665    58063 SH       Sole                    33643             24420
Union Pacific                  COM              907818108      131     2246 SH       Sole                      980              1266
United Technologies            COM              913017109      432     7087 SH       Sole                     4437              2650
Vodafone Group PLC ADS         COM              92857W209     9070   403090 SH       Sole                   242484            160607
Walt Disney                    COM              254687106     6230   226882 SH       Sole                   137842             89040
Wyeth                          COM              983024100      212     4364 SH       Sole                     1464              2900
S&P 500 Index SPDR Trust Serie COM              78462F103      873 8263.981 SH       Sole                 7427.925           836.056

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/DOCUMENT
/SUBMISSION